1001 West Fourth Street Winston-Salem, NC 27101-2400 t 336 607 7512 f 336 734 2608

VIA EDGAR

July 30, 2021

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Horizon Funds (“Trust”) (File Nos. 333-205411 and 811-23063), on behalf of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG Defensive Core Fund (the “Funds”), each a series of the Trust

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, preliminary copies of proxy materials, including a Letter from the Secretary, Notice of First Joint Special Meeting, Notice of Second Joint Special Meeting, Proxy Statement, and Proxy Cards to be furnished to shareholders of the Funds in connection with two Joint Special Meetings of Shareholders to be held with respect to, at the First Meeting: (1) approval of a new investment advisory agreement between the Horizon Investments, LLC (the “Adviser”) and the Trust and on behalf of each of the Funds, in connection an anticipated change in control of the Adviser; and (2) approval of the use of a manager of managers arrangements for each of the Funds (other than the Horizon ESG Defensive Core Fund); and, at the Second Meeting: (1) election of a trustee nominee to serve on the Board of Trustees of the Trust.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner
Jeffrey T. Skinner

CC: Robert J. Cannon, President of the Trust